Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000032051 | Roku, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000032051 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032051 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000032051 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000032051 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032051 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032051 | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032051 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032051 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032051 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032051 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032051 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000032051 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000032051 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000032051 | Small Cap ($250M - $1B)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032051 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032051 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032051 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000032051 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032051 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032051 | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032051 | Electric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032051 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032051 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032051 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000032051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000032051 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000032051 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000032051 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000032051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000052080 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000052080 | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052080 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052080 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000052080 | ABB, Ltd. - SP
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052080 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052080 | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052080 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052080 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052080 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052080 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000052080 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000052080 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000052080 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000052080 | Small Cap ($250M - $1B)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052080 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000052080 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000052080 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000052080 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052080 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052080 | Electric
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000052080 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000052080 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000052080 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052080 | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052080 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052080 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000052080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000052080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000052080 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052080 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%